Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost	$ 136,098	$ 131,145
Gross Unrealized Gains	1,968	3,602
Gross Unrealized Losses	(1,984)	(255)
Fair Value	136,082	134,492
U.S. Government and federal agency
Amortized Cost	44,059	39,815
Gross Unrealized Gains	166	455
Gross Unrealized Losses	(503)	(2)
Fair Value	43,722	40,268
U.S. Treasury notes and bonds
Amortized Cost	7,285	7,362
Gross Unrealized Gains	17	45
Gross Unrealized Losses	(78)	(9)
Fair Value	7,224	7,398
State and municipal
Amortized Cost	64,215	62,248
Gross Unrealized Gains	1,622	2,668
Gross Unrealized Losses	(1,062)	(238)
Fair Value	64,775	64,678
Mortgage-backed
Amortized Cost	8,541	12,218
Gross Unrealized Gains	95	308
Gross Unrealized Losses	(166)
Fair Value	8,470	12,526
Corporate
Amortized Cost	8,805	6,600
Gross Unrealized Gains	61	113
Gross Unrealized Losses	(51)	(1)
Fair Value	8,815	6,712
Foreign Debt
Amortized Cost	1,000	1,000
Gross Unrealized Gains		1
Gross Unrealized Losses	(10)
Fair Value	990	1,001
Equity securities
Amortized Cost	1,707	1,902
Gross Unrealized Gains	7	12
Gross Unrealized Losses	(111)	(5)
Fair Value	1,603	1,909
Asset-backed securities
Amortized Cost	486
Gross Unrealized Gains
Gross Unrealized Losses	(3)
Fair Value	$ 483